Related party transactions - Summary of related party transaction outstanding (Detail) - GBP (£) £ in Millions	Jun. 30, 2021	Dec. 31, 2020
Amounts owed by related parties
Amounts receivable, related party transactions	£ 181.8	£ 66.9
Amounts owed to related parties
Amounts payable, related party transactions	(68.6)	(41.6)
Kantar [Member]
Amounts owed by related parties
Amounts receivable, related party transactions	135.5	39.0
Amounts owed to related parties
Amounts payable, related party transactions	(6.3)	(5.6)
Other [Member]
Amounts owed by related parties
Amounts receivable, related party transactions	46.3	27.9
Amounts owed to related parties
Amounts payable, related party transactions	£ (62.3)	£ (36.0)